LVIP Delaware Wealth Builder Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–50.88%
U.S. MARKETS–46.69%
Aerospace & Defense–0.57%
Lockheed Martin Corp.	277	$125,999
Northrop Grumman Corp.	1,300	622,258
		748,257
Air Freight & Logistics–0.27%
Expeditors International of Washington, Inc.	2,861	347,812
		347,812
Banks–2.10%
Citizens Financial Group, Inc.	10,562	383,295
Fifth Third Bancorp	10,313	383,747
KeyCorp	30,738	485,968
PNC Financial Services Group, Inc.	999	161,438
Truist Financial Corp.	17,100	666,558
U.S. Bancorp	14,600	652,620
		2,733,626
Biotechnology–0.88%
AbbVie, Inc.	3,715	676,502
Amgen, Inc.	407	115,718
Gilead Sciences, Inc.	4,917	360,170
		1,152,390
Building Products–0.31%
Masco Corp.	5,140	405,443
		405,443
Capital Markets–1.85%
Ameriprise Financial, Inc.	1,147	502,890
Bank of New York Mellon Corp.	6,369	366,982
BlackRock, Inc.	611	509,391
Blackstone, Inc.	3,865	507,745
SEI Investments Co.	3,681	264,664
State Street Corp.	3,319	256,625
		2,408,297
Chemicals–0.75%
Dow, Inc.	5,204	301,468
DuPont de Nemours, Inc.	8,800	674,696
		976,164
Commercial Services & Supplies–0.05%
†Pluxee NV	2,314	68,403
		68,403
Communications Equipment–1.33%
Cisco Systems, Inc.	21,091	1,052,652
Motorola Solutions, Inc.	1,900	674,462
		1,727,114
Consumer Finance–0.64%
Ally Financial, Inc.	6,020	244,352
Discover Financial Services	1,509	197,815
Synchrony Financial	9,105	392,607
		834,774
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Distributors–0.50%
Genuine Parts Co.	4,206	$651,636
		651,636
Diversified Financial Services–1.11%
Corebridge Financial, Inc.	14,568	418,538
Fidelity National Information Services, Inc.	8,982	666,285
Western Union Co.	25,652	358,615
		1,443,438
Diversified Telecommunication Services–1.04%
AT&T, Inc.	9,795	172,392
Verizon Communications, Inc.	28,148	1,181,090
		1,353,482
Electric Utilities–0.49%
Duke Energy Corp.	6,600	638,286
		638,286
Electronic Equipment, Instruments & Components–0.49%
†Teledyne Technologies, Inc.	1,495	641,833
		641,833
Entertainment–0.51%
Walt Disney Co.	5,410	661,968
		661,968
Equity Real Estate Investment Trusts–0.03%
Essential Properties Realty Trust, Inc.	1,205	32,125
WP Carey, Inc.	153	8,636
		40,761
Food & Staples Retailing–0.95%
Dollar General Corp.	3,962	618,310
†Dollar Tree, Inc.	4,700	625,805
		1,244,115
Food Products–0.47%
Conagra Brands, Inc.	20,600	610,584
		610,584
Health Care Equipment & Supplies–1.18%
Baxter International, Inc.	14,600	624,004
†Hologic, Inc.	8,286	645,977
Smith & Nephew PLC	21,809	272,950
		1,542,931
Health Care Providers & Services–2.00%
Cardinal Health, Inc.	3,236	362,108
Cencora, Inc.	2,034	494,242
Cigna Group	1,800	653,742
CVS Health Corp.	8,208	654,670
McKesson Corp.	522	280,236
UnitedHealth Group, Inc.	310	153,357
		2,598,355
Health Care REITs–0.21%
CareTrust REIT, Inc.	1,039	25,321
LVIP Delaware Wealth Builder Fund–1

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care REITs (continued)
Healthpeak Properties, Inc.	760	$14,250
Medical Properties Trust, Inc.	262	1,231
Ventas, Inc.	879	38,272
Welltower, Inc.	2,071	193,514
		272,588
Hotel & Resort REITs–0.21%
Apple Hospitality REIT, Inc.	2,684	43,964
Chatham Lodging Trust	3,380	34,172
Host Hotels & Resorts, Inc.	4,161	86,049
Park Hotels & Resorts, Inc.	1,422	24,871
RLJ Lodging Trust	719	8,499
Ryman Hospitality Properties, Inc.	633	73,181
Sunstone Hotel Investors, Inc.	636	7,085
		277,821
Hotels, Restaurants & Leisure–0.37%
Amadeus IT Group SA	4,106	263,305
Starbucks Corp.	2,395	218,879
		482,184
Household Durables–0.40%
PulteGroup, Inc.	4,335	522,888
		522,888
Household Products–0.15%
Essity AB Class B	8,331	197,846
		197,846
Industrial Conglomerates–0.84%
3M Co.	4,229	448,570
Honeywell International, Inc.	3,122	640,790
		1,089,360
Industrial REITs–0.42%
Plymouth Industrial REIT, Inc.	317	7,132
Prologis, Inc.	3,441	448,087
Rexford Industrial Realty, Inc.	1,438	72,331
Terreno Realty Corp.	244	16,202
		543,752
Insurance–3.19%
Allstate Corp.	4,000	692,040
American Financial Group, Inc.	2,889	394,291
American International Group, Inc.	8,500	664,445
Fidelity National Financial, Inc.	5,061	268,739
MetLife, Inc.	6,614	490,163
Principal Financial Group, Inc.	5,506	475,223
Prudential Financial, Inc.	4,271	501,415
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Insurance (continued)
Travelers Cos., Inc.	2,906	$668,787
		4,155,103
Interactive Media & Services–0.32%
Meta Platforms, Inc. Class A	860	417,599
		417,599
IT Services–0.70%
Accenture PLC Class A	859	297,738
Cognizant Technology Solutions Corp. Class A	8,441	618,641
		916,379
Machinery–0.74%
Dover Corp.	3,672	650,642
Otis Worldwide Corp.	3,109	308,630
		959,272
Marine–0.08%
Genco Shipping & Trading Ltd.	5,308	107,912
		107,912
Media–0.07%
Interpublic Group of Cos., Inc.	2,701	88,134
		88,134
Multiline Retail–0.14%
eBay, Inc.	3,375	178,132
		178,132
Office REITs–0.14%
Alexandria Real Estate Equities, Inc.	732	94,362
Boston Properties, Inc.	322	21,030
Cousins Properties, Inc.	1,730	41,589
Highwoods Properties, Inc.	18	471
Orion Office REIT, Inc.	759	2,664
Piedmont Office Realty Trust, Inc. Class A	3,566	25,069
Vornado Realty Trust	119	3,424
		188,609
Oil, Gas & Consumable Fuels–2.67%
APA Corp.	7,529	258,847
Chevron Corp.	1,889	297,971
ConocoPhillips	2,892	368,094
Coterra Energy, Inc.	9,006	251,087
EOG Resources, Inc.	1,657	211,831
Exxon Mobil Corp.	12,422	1,443,933
Marathon Petroleum Corp.	2,716	547,274
Texas Pacific Land Corp.	159	91,983
		3,471,020
Pharmaceuticals–2.19%
Bristol-Myers Squibb Co.	5,325	288,775
Johnson & Johnson	3,862	610,930
Merck & Co., Inc.	10,433	1,376,634
LVIP Delaware Wealth Builder Fund–2

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Pharmaceuticals (continued)
Novo Nordisk AS Class B	1,408	$180,609
Pfizer, Inc.	9,479	263,042
SIGA Technologies, Inc.	14,932	127,818
		2,847,808
Professional Services–0.57%
Paychex, Inc.	3,341	410,275
Robert Half, Inc.	4,134	327,743
		738,018
Residential REITs–0.98%
American Homes 4 Rent Class A	1,392	51,198
AvalonBay Communities, Inc.	530	98,347
Camden Property Trust	610	60,024
Equity LifeStyle Properties, Inc.	587	37,803
Equity Residential	11,385	718,507
Essex Property Trust, Inc.	299	73,198
Invitation Homes, Inc.	3,231	115,056
Mid-America Apartment Communities, Inc.	421	55,395
Sun Communities, Inc.	358	46,032
UDR, Inc.	645	24,129
		1,279,689
Retail REITs–0.61%
Agree Realty Corp.	497	28,388
Brixmor Property Group, Inc.	3,773	88,477
Kimco Realty Corp.	3,380	66,282
Kite Realty Group Trust	1,042	22,590
Phillips Edison & Co., Inc.	256	9,183
Realty Income Corp.	2,788	150,831
Regency Centers Corp.	761	46,086
Retail Opportunity Investments Corp.	2,438	31,255
Simon Property Group, Inc.	1,896	296,705
SITE Centers Corp.	1,835	26,883
Tanger, Inc.	1,119	33,044
		799,724
Semiconductors & Semiconductor Equipment–4.22%
Applied Materials, Inc.	1,898	391,425
Broadcom, Inc.	683	905,255
KLA Corp.	645	450,578
Lam Research Corp.	590	573,226
Monolithic Power Systems, Inc.	632	428,129
NVIDIA Corp.	2,395	2,164,026
QUALCOMM, Inc.	3,417	578,498
		5,491,137
Software–2.57%
Microsoft Corp.	6,425	2,703,126
Oracle Corp.	5,100	640,611
		3,343,737
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Specialized REITs–0.90%
CubeSmart	1,591	$71,945
Digital Realty Trust, Inc.	792	114,080
EPR Properties	520	22,074
Equinix, Inc.	334	275,660
Extra Space Storage, Inc.	616	90,552
Four Corners Property Trust, Inc.	203	4,967
Gaming & Leisure Properties, Inc.	1,970	90,758
Iron Mountain, Inc.	1,455	116,705
Lamar Advertising Co. Class A	261	31,166
Outfront Media, Inc.	1,114	18,704
Public Storage	598	173,456
VICI Properties, Inc.	5,530	164,739
		1,174,806
Specialty Retail–2.95%
Bath & Body Works, Inc.	8,505	425,420
Best Buy Co., Inc.	4,908	402,603
Home Depot, Inc.	1,992	764,131
Lowe's Cos., Inc.	2,600	662,298
Ross Stores, Inc.	2,725	399,921
TJX Cos., Inc.	11,644	1,180,935
		3,835,308
Technology Hardware, Storage & Peripherals–2.84%
Apple, Inc.	14,040	2,407,579
Dell Technologies, Inc. Class C	3,834	437,498
HP, Inc.	12,683	383,280
NetApp, Inc.	4,431	465,122
		3,693,479
Textiles, Apparel & Luxury Goods–0.22%
NIKE, Inc. Class B	3,008	282,692
		282,692
Tobacco–0.47%
Philip Morris International, Inc.	5,285	484,212
Vector Group Ltd.	11,297	123,815
		608,027
Total U.S. Markets (Cost $42,587,724)		60,792,693
§DEVELOPED MARKETS–4.19%
Air Freight & Logistics–0.05%
DSV AS	390	63,396
		63,396
Beverages–0.46%
Anheuser-Busch InBev SA	3,239	197,294
Asahi Group Holdings Ltd.	1,600	58,597
Diageo PLC	9,391	346,755
		602,646
LVIP Delaware Wealth Builder Fund–3

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Chemicals–0.21%
Air Liquide SA	1,344	$279,613
		279,613
Commercial Services & Supplies–0.23%
Securitas AB Class B	28,594	294,782
		294,782
Food & Staples Retailing–0.34%
Koninklijke Ahold Delhaize NV	12,468	372,865
Seven & i Holdings Co. Ltd.	5,100	74,118
		446,983
Food Products–0.42%
Danone SA	4,149	268,077
Nestle SA	2,638	280,078
		548,155
Hotels, Restaurants & Leisure–0.18%
Sodexo SA	2,684	230,145
		230,145
Machinery–0.35%
Knorr-Bremse AG	1,933	146,188
Kone OYJ Class B	2,497	116,214
Makita Corp.	6,800	192,033
		454,435
Media–0.10%
Publicis Groupe SA	1,259	137,253
		137,253
Personal Products–0.39%
Kao Corp.	4,800	179,342
Unilever PLC	6,540	328,156
		507,498
Pharmaceuticals–0.16%
Roche Holding AG	821	209,108
		209,108
Professional Services–0.16%
Intertek Group PLC	3,234	203,477
		203,477
Software–0.24%
SAP SE	1,617	314,813
		314,813
Specialty Retail–0.08%
H & M Hennes & Mauritz AB Class B	6,758	110,222
		110,222
Textiles, Apparel & Luxury Goods–0.41%
adidas AG	980	218,856
Kering SA	284	112,247
LVMH Moet Hennessy Louis Vuitton SE	119	107,033
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Textiles, Apparel & Luxury Goods (continued)
Swatch Group AG	403	$93,572
		531,708
Tobacco–0.35%
Altria Group, Inc.	10,318	450,071
		450,071
Wireless Telecommunication Services–0.06%
KDDI Corp.	2,600	76,739
		76,739
Total Developed Markets (Cost $4,970,278)		5,461,044
Total Common Stock (Cost $47,558,002)		66,253,737
PREFERRED STOCK–0.17%
Henkel AG & Co. KGaA 2.49%	2,708	217,654
Total Preferred Stock (Cost $218,983)		217,654

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.46%
•Fannie Mae Connecticut Avenue Securities Series 2023-R08 1M1 6.82% (SOFR30A + 1.50%) 10/25/43	452,267	453,978
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	14	14
•Freddie Mac STACR REMIC Trust Series 2023-HQA3 A1 7.17% (SOFR30A + 1.85%) 11/25/43	147,278	148,923
Total Agency Collateralized Mortgage Obligations (Cost $599,559)		602,915
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.03%
•FREMF Mortgage Trust Series 2017-K71 B 3.75% 11/25/50	35,000	32,586
Total Agency Commercial Mortgage-Backed Security (Cost $34,571)		32,586
AGENCY MORTGAGE-BACKED SECURITIES–13.79%
Fannie Mae S.F. 15 yr
2.00% 3/1/37	269,349	240,426
2.50% 7/1/36	283,432	258,306
3.00% 11/1/33	18,675	17,634
Fannie Mae S.F. 20 yr
2.00% 3/1/41	118,729	100,233
2.00% 5/1/41	351,270	296,439
3.00% 10/1/47	30,144	26,040
4.00% 8/1/42	282,790	266,215
4.00% 9/1/42	264,136	248,224
LVIP Delaware Wealth Builder Fund–4

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr
2.00% 12/1/50	44,749	$35,952
2.00% 1/1/51	46,807	37,764
2.00% 2/1/51	174,218	140,164
2.00% 3/1/51	669,236	531,634
2.00% 9/1/51	337,934	268,360
2.50% 8/1/50	113,128	95,520
2.50% 1/1/51	131,923	109,988
2.50% 5/1/51	21,613	17,948
2.50% 7/1/51	28,042	23,371
2.50% 8/1/51	156,027	130,771
2.50% 12/1/51	162,533	134,773
2.50% 2/1/52	366,323	305,637
2.50% 4/1/52	130,770	108,759
3.00% 1/1/47	5,217	4,658
3.00% 7/1/47	433,253	379,845
3.00% 2/1/48	287,260	253,594
3.00% 3/1/48	128,834	113,220
3.00% 11/1/48	31,079	27,338
3.00% 3/1/50	4,824	4,232
3.00% 7/1/50	94,844	83,405
3.00% 5/1/51	20,889	18,267
3.00% 12/1/51	287,063	249,707
3.00% 2/1/52	263,038	228,022
3.00% 6/1/52	342,777	297,209
3.50% 7/1/47	83,637	76,924
3.50% 2/1/48	332,287	302,715
3.50% 12/1/49	385,525	351,437
3.50% 3/1/50	36,872	33,842
3.50% 7/1/50	145,090	131,817
3.50% 6/1/52	248,877	222,867
3.50% 9/1/52	462,000	417,053
4.00% 6/1/48	48,471	45,818
4.00% 5/1/51	217,686	204,964
4.00% 9/1/52	35,852	33,251
4.50% 7/1/40	7,154	6,957
4.50% 8/1/41	13,445	13,186
4.50% 5/1/46	29,095	28,534
4.50% 4/1/48	27,001	26,597
4.50% 12/1/48	27,152	26,228
4.50% 1/1/49	43,629	42,202
4.50% 1/1/50	99,966	97,492
4.50% 4/1/50	30,434	29,517
4.50% 10/1/52	633,407	603,149
4.50% 2/1/53	867,590	826,144
5.00% 1/1/51	109,037	107,901
5.50% 5/1/44	186,927	190,812
5.50% 10/1/52	270,041	269,179
5.50% 11/1/52	192,265	192,862
5.50% 3/1/53	368,490	366,794
6.00% 1/1/42	47,680	49,397
6.00% 6/1/53	178,702	180,317
6.00% 9/1/53	234,362	236,480
Fannie Mae S.F. 30 yr TBA 5.50% 4/1/54	167,000	166,171
Freddie Mac S.F. 15 yr
3.00% 3/1/35	136,613	127,950
4.50% 9/1/37	250,240	246,286
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 20 yr
2.50% 6/1/41	491,610	$428,496
3.00% 6/1/42	188,962	168,783
5.00% 11/1/42	140,339	138,896
Freddie Mac S.F. 30 yr
2.00% 9/1/51	226,119	180,314
2.00% 2/1/52	43,834	34,708
2.00% 3/1/52	91,838	72,737
2.50% 11/1/50	108,559	91,085
2.50% 8/1/51	53,304	44,205
2.50% 10/1/51	297,903	249,791
2.50% 12/1/51	106,520	89,470
2.50% 1/1/52	435,374	362,227
3.00% 8/1/48	61,472	54,111
3.00% 11/1/49	6,871	5,978
3.00% 1/1/50	27,725	24,338
3.00% 8/1/51	69,550	60,430
3.50% 11/1/48	443,724	406,235
3.50% 6/1/52	176,890	158,905
4.00% 10/1/47	74,653	70,004
4.00% 8/1/52	558,362	520,264
4.00% 9/1/52	344,419	320,029
4.50% 8/1/48	160,293	155,611
4.50% 1/1/49	66,680	64,448
4.50% 3/1/49	21,576	20,879
4.50% 8/1/49	67,655	65,742
4.50% 9/1/52	401,771	382,738
4.50% 10/1/52	401,207	382,042
5.00% 7/1/52	135,971	133,761
5.00% 9/1/52	301,640	296,894
5.00% 6/1/53	920,777	899,151
5.50% 9/1/41	34,218	34,972
5.50% 9/1/52	595,561	603,887
5.50% 11/1/52	123,623	123,714
6.00% 1/1/53	80,951	82,999
GNMA I S.F. 30 yr 3.00% 3/15/50	16,967	14,991
GNMA II S.F. 30 yr
3.00% 12/20/51	149,953	132,290
5.00% 9/20/52	75,337	74,086
5.50% 2/20/54	148,654	149,380
6.00% 2/20/54	143,737	145,078
Total Agency Mortgage-Backed Securities (Cost $19,037,577)		17,952,167
CORPORATE BONDS–12.63%
Aerospace & Defense–0.05%
Northrop Grumman Corp. 5.20% 6/1/54	65,000	63,304
		63,304
Agriculture–0.11%
Bunge Ltd. Finance Corp. 1.63% 8/17/25	155,000	146,813
		146,813
Auto Manufacturers–0.07%
General Motors Co.
5.40% 4/1/48	56,000	51,355
LVIP Delaware Wealth Builder Fund–5

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Co. (continued)
5.95% 4/1/49	19,000	$18,734
General Motors Financial Co., Inc. 5.75% 2/8/31	20,000	20,217
		90,306
Auto Parts & Equipment–0.11%
Aptiv PLC 3.10% 12/1/51	227,000	143,168
		143,168
Banks–2.67%
μBank of America Corp.
2.48% 9/21/36	175,000	139,971
5.47% 1/23/35	55,000	55,358
5.82% 9/15/29	55,000	56,394
5.87% 9/15/34	25,000	25,929
6.20% 11/10/28	110,000	113,790
μBank of New York Mellon Corp.
4.70% 9/20/25	180,000	176,622
5.80% 10/25/28	19,000	19,511
μCitigroup, Inc. 5.61% 9/29/26	67,000	67,107
μCitizens Bank NA 6.06% 10/24/25	250,000	248,997
Credit Agricole SA 5.37% 3/11/34	65,000	65,190
μGoldman Sachs Group, Inc.
1.54% 9/10/27	221,000	201,940
6.48% 10/24/29	55,000	57,867
μHuntington Bancshares, Inc. 6.21% 8/21/29	55,000	56,293
μJPMorgan Chase & Co.
5.01% 1/23/30	40,000	39,836
5.34% 1/23/35	65,000	65,254
6.25% 10/23/34	21,000	22,436
KeyBank NA 3.40% 5/20/26	250,000	235,666
μKeyCorp 6.40% 3/6/35	30,000	30,636
μMorgan Stanley
2.48% 9/16/36	172,000	136,032
5.17% 1/16/30	35,000	35,030
5.25% 4/21/34	15,000	14,883
5.47% 1/18/35	35,000	35,313
6.14% 10/16/26	210,000	212,402
6.30% 10/18/28	74,000	76,553
6.41% 11/1/29	35,000	36,700
6.63% 11/1/34	50,000	54,705
μPNC Financial Services Group, Inc.
5.68% 1/22/35	35,000	35,319
6.88% 10/20/34	155,000	169,730
State Street Corp. 4.99% 3/18/27	50,000	50,097
SVB Financial Group
‡1.80% 10/28/26	15,000	9,499
‡1.80% 2/2/31	325,000	202,605
μ‡4.57% 4/29/33	35,000	22,171
μTruist Bank 2.64% 9/17/29	522,000	501,878
μTruist Financial Corp. 4.95% 9/1/25	65,000	63,770
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μU.S. Bancorp
2.49% 11/3/36	30,000	$23,603
4.65% 2/1/29	35,000	34,302
5.38% 1/23/30	15,000	15,066
5.68% 1/23/35	35,000	35,340
5.73% 10/21/26	9,000	9,049
6.79% 10/26/27	20,000	20,710
		3,473,554
Biotechnology–0.40%
Amgen, Inc.
5.15% 3/2/28	245,000	246,571
5.25% 3/2/30	25,000	25,380
5.25% 3/2/33	107,000	107,900
5.65% 3/2/53	20,000	20,379
Gilead Sciences, Inc. 5.55% 10/15/53	35,000	36,228
Royalty Pharma PLC 1.75% 9/2/27	90,000	80,371
		516,829
Chemicals–0.16%
Celanese U.S. Holdings LLC
6.05% 3/15/25	7,000	7,013
6.17% 7/15/27	105,000	106,944
LYB International Finance III LLC
3.63% 4/1/51	40,000	28,328
5.50% 3/1/34	70,000	70,129
		212,414
Commercial Services–0.05%
ERAC USA Finance LLC
4.90% 5/1/33	25,000	24,508
5.00% 2/15/29	25,000	25,042
5.40% 5/1/53	15,000	15,057
		64,607
Computers–0.04%
Apple, Inc.
1.40% 8/5/28	40,000	35,154
2.70% 8/5/51	35,000	23,164
		58,318
Diversified Financial Services–1.13%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45% 4/3/26	325,000	319,609
Air Lease Corp.
2.88% 1/15/26	410,000	392,064
4.63% 10/1/28	49,000	47,674
5.10% 3/1/29	36,000	35,761
Aviation Capital Group LLC 3.50% 11/1/27	165,000	153,553
Jefferies Financial Group, Inc.
2.63% 10/15/31	500,000	411,983
5.88% 7/21/28	15,000	15,270
6.05% 3/12/25	50,000	50,053
6.45% 6/8/27	25,000	25,791
LVIP Delaware Wealth Builder Fund–6

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Jefferies Financial Group, Inc. (continued)
6.50% 1/20/43	15,000	$15,690
		1,467,448
Electric–2.06%
AEP Texas, Inc.
3.45% 1/15/50	20,000	14,038
5.40% 6/1/33	20,000	19,956
Baltimore Gas & Electric Co. 4.55% 6/1/52	100,000	87,280
Berkshire Hathaway Energy Co. 2.85% 5/15/51	50,000	32,195
Constellation Energy Generation LLC 5.75% 3/15/54	55,000	55,092
DTE Energy Co. 5.10% 3/1/29	45,000	44,819
Duke Energy Carolinas LLC 4.95% 1/15/33	215,000	213,815
Duke Energy Indiana LLC
2.75% 4/1/50	125,000	79,214
3.25% 10/1/49	275,000	193,439
Entergy Louisiana LLC 4.95% 1/15/45	20,000	18,432
Entergy Mississippi LLC 2.85% 6/1/28	165,000	151,641
Entergy Texas, Inc. 3.55% 9/30/49	325,000	236,388
Exelon Corp. 5.30% 3/15/33	25,000	25,078
National Rural Utilities Cooperative Finance Corp.
2.85% 1/27/25	330,000	323,025
5.80% 1/15/33	10,000	10,404
Nevada Power Co. 3.13% 8/1/50	165,000	110,271
NextEra Energy Capital Holdings, Inc.
5.55% 3/15/54	50,000	49,667
5.75% 9/1/25	15,000	15,064
Oglethorpe Power Corp. 6.20% 12/1/53	10,000	10,510
PacifiCorp
5.10% 2/15/29	10,000	10,072
5.45% 2/15/34	20,000	20,064
5.80% 1/15/55	20,000	19,717
Southern California Edison Co.
3.65% 2/1/50	80,000	59,250
4.00% 4/1/47	85,000	67,275
4.88% 3/1/49	130,000	116,154
5.20% 6/1/34	45,000	44,549
Southwestern Electric Power Co. 4.10% 9/15/28	460,000	441,075
Vistra Operations Co. LLC
5.13% 5/13/25	123,000	121,912
6.95% 10/15/33	50,000	53,368
WEC Energy Group, Inc. 1.80% 10/15/30	40,000	32,917
		2,676,681
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas–0.07%
Southern California Gas Co. 2.95% 4/15/27	95,000	$89,628
		89,628
Health Care Services–0.46%
Elevance Health, Inc. 5.13% 2/15/53	27,000	25,875
HCA, Inc.
3.50% 7/15/51	44,000	30,395
5.45% 4/1/31	30,000	30,157
6.00% 4/1/54	45,000	45,674
UnitedHealth Group, Inc.
4.50% 4/15/33	286,000	276,768
4.90% 4/15/31	45,000	45,021
5.05% 4/15/53	70,000	67,985
5.38% 4/15/54	75,000	76,279
		598,154
Insurance–0.67%
American International Group, Inc. 5.13% 3/27/33	85,000	84,527
Aon Corp./Aon Global Holdings PLC
2.90% 8/23/51	85,000	54,127
5.00% 9/12/32	150,000	148,651
Aon North America, Inc.
5.30% 3/1/31	75,000	75,560
5.75% 3/1/54	10,000	10,252
Athene Holding Ltd.
3.45% 5/15/52	125,000	82,012
3.95% 5/25/51	55,000	40,402
6.25% 4/1/54	25,000	25,372
Brighthouse Financial, Inc. 3.85% 12/22/51	140,000	91,926
Marsh & McLennan Cos., Inc. 5.70% 9/15/53	110,000	114,202
New York Life Global Funding 5.45% 9/18/26	145,000	146,176
		873,207
Internet–0.29%
Amazon.com, Inc.
1.50% 6/3/30	375,000	312,945
2.50% 6/3/50	45,000	28,720
3.60% 4/13/32	40,000	37,253
		378,918
Machinery Diversified–0.42%
Otis Worldwide Corp. 2.57% 2/15/30	620,000	545,172
		545,172
Media–0.62%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85% 4/1/61	480,000	284,798
4.40% 12/1/61	215,000	140,390
Comcast Corp.
2.80% 1/15/51	29,000	18,555
3.20% 7/15/36	69,000	56,682
LVIP Delaware Wealth Builder Fund–7

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Discovery Communications LLC 4.00% 9/15/55	215,000	$147,140
Time Warner Cable LLC 7.30% 7/1/38	165,000	166,676
		814,241
Mining–0.04%
BHP Billiton Finance USA Ltd. 5.25% 9/8/30	31,000	31,523
Freeport-McMoRan, Inc. 5.45% 3/15/43	20,000	19,148
		50,671
Miscellaneous Manufacturing–0.09%
Teledyne Technologies, Inc.
2.25% 4/1/28	75,000	67,442
2.75% 4/1/31	65,000	55,679
		123,121
Office Business Equipment–0.15%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	15,000	13,928
3.28% 12/1/28	195,000	177,731
		191,659
Oil & Gas–0.15%
BP Capital Markets America, Inc. 4.81% 2/13/33	55,000	54,280
Diamondback Energy, Inc. 4.25% 3/15/52	68,000	55,041
Occidental Petroleum Corp. 6.13% 1/1/31	82,000	84,920
		194,241
Pharmaceuticals–0.11%
AbbVie, Inc.
4.95% 3/15/31	60,000	60,428
5.35% 3/15/44	25,000	25,491
Cardinal Health, Inc. 5.13% 2/15/29	55,000	55,108
		141,027
Pipelines–1.00%
Cheniere Energy Partners LP 4.50% 10/1/29	55,000	52,346
Enbridge, Inc. 6.70% 11/15/53	25,000	28,256
Energy Transfer LP
5.95% 5/15/54	35,000	34,928
6.25% 4/15/49	230,000	236,057
Enterprise Products Operating LLC
3.30% 2/15/53	5,000	3,548
5.35% 1/31/33	140,000	142,899
Kinder Morgan, Inc.
5.00% 2/1/29	15,000	14,938
5.20% 6/1/33	35,000	34,469
MPLX LP
1.75% 3/1/26	30,000	28,044
4.00% 3/15/28	85,000	81,845
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK, Inc.
5.65% 11/1/28	15,000	$15,333
5.80% 11/1/30	25,000	25,755
6.05% 9/1/33	15,000	15,644
6.10% 11/15/32	180,000	188,585
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00% 1/15/32	105,000	94,509
5.00% 1/15/28	185,000	182,359
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	140,000	122,583
		1,302,098
Real Estate Investment Trusts–0.44%
American Homes 4 Rent LP
3.63% 4/15/32	175,000	153,890
5.50% 2/1/34	45,000	44,865
American Tower Corp.
2.30% 9/15/31	30,000	24,485
5.20% 2/15/29	30,000	29,985
5.45% 2/15/34	30,000	30,049
Crown Castle, Inc. 1.05% 7/15/26	70,000	63,628
Extra Space Storage LP 5.40% 2/1/34	75,000	74,670
VICI Properties LP 4.95% 2/15/30	160,000	154,729
		576,301
Semiconductors–0.14%
Broadcom, Inc. 3.47% 4/15/34	163,000	139,676
Entegris, Inc. 4.75% 4/15/29	40,000	38,334
		178,010
Software–0.39%
Autodesk, Inc. 2.40% 12/15/31	185,000	154,940
Oracle Corp.
3.60% 4/1/50	109,000	78,750
4.65% 5/6/30	15,000	14,709
Workday, Inc.
3.50% 4/1/27	130,000	124,483
3.80% 4/1/32	150,000	136,586
		509,468
Telecommunications–0.71%
AT&T, Inc. 3.50% 9/15/53	420,000	296,320
Rogers Communications, Inc.
5.00% 2/15/29	80,000	79,444
5.30% 2/15/34	90,000	89,197
T-Mobile USA, Inc.
3.00% 2/15/41	520,000	383,005
5.75% 1/15/34	25,000	26,034
Verizon Communications, Inc.
2.88% 11/20/50	35,000	22,861
5.50% 2/23/54	25,000	25,270
		922,131
LVIP Delaware Wealth Builder Fund–8

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation–0.03%
Burlington Northern Santa Fe LLC 2.88% 6/15/52	60,000	$39,286
		39,286
Total Corporate Bonds (Cost $17,954,227)		16,440,775
NON-AGENCY ASSET-BACKED SECURITIES–3.56%
•AMMC CLO 22 Ltd. Series 2018-22A A 6.62% (TSFR03M + 1.29%) 4/25/31	68,024	68,056
•Apex Credit CLO Ltd. Series 2018-1A A2 6.62% (TSFR03M + 1.29%) 4/25/31	93,861	93,772
•Cedar Funding IX CLO Ltd. Series 2018-9A A1 6.56% (TSFR03M + 1.24%) 4/20/31	436,247	436,508
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	215,000	191,845
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	340,375	302,734
Enterprise Fleet Financing LLC Series 2022-2 A2 4.65% 5/21/29	80,813	80,150
Ford Credit Auto Owner Trust Series 2023-C A3 5.53% 9/15/28	600,000	605,681
GM Financial Automobile Leasing Trust Series 2024-1 A3 5.09% 3/22/27	600,000	599,604
GMF Floorplan Owner Revolving Trust Series 2023-1 A1 5.34% 6/15/28	170,000	170,827
•Man GLG U.S. CLO Series 2018-1A A1R 6.72% (TSFR03M + 1.40%) 4/22/30	205,690	205,605
PFS Financing Corp. Series 2024-B A1 4.95% 2/15/29	600,000	597,807
•Sound Point CLO XXI Ltd. Series 2018-3A A1A 6.77% (TSFR03M + 1.44%) 10/26/31	250,000	250,137
Taco Bell Funding LLC Series 2021-1A A2I 1.95% 8/25/51	294,750	266,611
Toyota Auto Loan Extended Note Trust Series 2022-1A A 3.82% 4/25/35	100,000	96,729
Trafigura Securitisation Finance PLC Series 2021-1A A2 1.08% 1/15/25	500,000	489,151
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	182,756	181,682
Total Non-Agency Asset-Backed Securities (Cost $4,740,398)		4,636,899
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.18%
•GS Mortgage-Backed Securities Trust Series 2021-PJ7 A2 2.50% 1/25/52	83,206	$66,838
•JP Morgan Mortgage Trust
Series 2014-2 B2 3.41% 6/25/29	31,568	28,853
Series 2021-10 A3 2.50% 12/25/51	82,704	66,486
•Morgan Stanley Residential Mortgage Loan Trust Series 2021-4 A3 2.50% 7/25/51	80,779	64,989
•Sequoia Mortgage Trust Series 2015-1 B2 3.93% 1/25/45	3,778	3,581
Total Non-Agency Collateralized Mortgage Obligations (Cost $286,392)		230,747
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.67%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	70,000	66,016
•Series 2017-BNK5 B 3.90% 6/15/60	50,000	45,343
Series 2019-BN20 A3 3.01% 9/15/62	395,000	344,107
Series 2019-BN21 A5 2.85% 10/17/52	225,000	199,066
Series 2020-BN25 A5 2.65% 1/15/63	800,000	696,140
Benchmark Mortgage Trust
•Series 2019-B10 B 4.18% 3/15/62	225,000	189,624
Series 2020-B20 A5 2.03% 10/15/53	50,000	40,113
Series 2020-B21 A5 1.98% 12/17/53	45,000	36,863
Series 2021-B24 A5 2.58% 3/15/54	47,000	39,136
•Series 2022-B35 A5 4.44% 5/15/55	70,000	65,183
Cantor Commercial Real Estate Lending Series 2019-CF1 A5 3.79% 5/15/52	155,000	141,628
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	56,780	53,990
Series 2019-CD8 A4 2.91% 8/15/57	400,000	353,188
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	95,000	90,535
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	45,000	44,445
Series 2016-P3 A4 3.33% 4/15/49	145,000	138,185
LVIP Delaware Wealth Builder Fund–9

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2019-C7 A4 3.10% 12/15/72	500,000	$450,391
Series 2020-555 A 2.65% 12/10/41	100,000	84,976
COMM Mortgage Trust
Series 2014-CR19 A5 3.80% 8/10/47	30,000	29,857
Series 2014-CR20 AM 3.94% 11/10/47	85,000	82,097
Series 2015-3BP A 3.18% 2/10/35	100,000	93,610
Series 2015-CR23 A4 3.50% 5/10/48	35,000	34,162
Series 2016-CR28 A4 3.76% 2/10/49	50,000	48,334
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	75,000	71,605
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	200,000	162,029
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	30,000	29,175
Series 2017-GS5 A4 3.67% 3/10/50	65,000	60,957
Series 2019-GC39 A4 3.57% 5/10/52	20,000	18,234
Series 2020-GC47 A5 2.38% 5/12/53	35,000	29,872
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	35,000	29,743
Series 2015-JP1 A5 3.91% 1/15/49	30,000	29,037
Series 2016-JP2 AS 3.06% 8/15/49	60,000	54,047
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	166,878	161,294
Series 2015-C33 A4 3.77% 12/15/48	220,000	213,404
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	75,000	70,299
Series 2017-C7 A5 3.41% 10/15/50	195,000	181,948
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	25,957	25,804
Series 2015-C26 A5 3.53% 10/15/48	35,000	33,883
Series 2016-C29 A4 3.33% 5/15/49	35,000	33,395
Morgan Stanley Capital I Trust Series 2019-L3 A4 3.13% 11/15/52	100,000	89,595
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	65,000	$62,872
Series 2016-BNK1 A3 2.65% 8/15/49	60,000	55,835
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $5,425,731)		4,780,017
U.S. TREASURY OBLIGATIONS–10.99%
U.S. Treasury Bonds
2.25% 8/15/46	1,565,000	1,071,108
3.88% 2/15/43	325,000	300,434
4.13% 8/15/53	510,000	490,158
4.25% 2/15/54	355,000	349,120
4.75% 11/15/43	270,000	280,083
U.S. Treasury Notes
3.50% 1/31/30	2,085,000	2,006,324
4.00% 1/31/31	4,120,000	4,065,925
4.00% 2/15/34	75,000	73,758
4.25% 3/15/27	290,000	288,663
4.25% 2/28/29	195,000	195,259
4.50% 11/15/33	4,540,000	4,640,731
^U.S. Treasury Strip Principal 0.00% 5/15/44	1,350,000	551,838
Total U.S. Treasury Obligations (Cost $14,756,009)		14,313,401

	Number of Shares
EXCHANGE-TRADED FUNDS–2.26%
iShares Core MSCI Emerging Markets ETF	24,989	1,289,432
Vanguard Russell 2000 ETF	19,386	1,648,973
Total Exchange-Traded Funds (Cost $2,736,336)		2,938,405
MONEY MARKET FUND–0.07%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.26%)	95,780	95,780
Total Money Market Fund (Cost $95,780)		95,780

	Principal Amount°
SHORT-TERM INVESTMENT—1.60%
DISCOUNTED COMMERCIAL PAPER–1.60%
≠Wisconsin Gas LLC 5.48% 4/1/24	2,080,000	2,080,000
		2,080,000
Total Short-Term Investment (Cost $2,080,000)		2,080,000

LVIP Delaware Wealth Builder Fund–10

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–100.29% (Cost $115,523,565)	$130,575,083
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.29%)	(373,932)
NET ASSETS APPLICABLE TO 11,098,453 SHARES OUTSTANDING–100.00%	$130,201,151

†Non-income producing.
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
^Zero coupon security. The rate shown is the yield at the time of purchase.
≠The rate shown is the effective yield at the time of purchase.

The following futures contracts were outstanding at March 31, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
10	U.S. Treasury 10 yr Notes	$1,107,969	$1,103,023	6/18/24	$4,946	$—
(7)	U.S. Treasury 10 yr Ultra Notes	(802,266)	(794,430)	6/18/24	—	(7,836)
50	U.S. Treasury 5 yr Notes	5,350,781	5,344,293	6/28/24	6,488	—
4	U.S. Treasury Long Bonds	481,750	472,356	6/18/24	9,394	—
Total Futures Contracts					$20,828	$(7,836)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
GM–Insured by Assured Guaranty Municipal Corporation
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TBA–To be announced
TSFR03M–3 Month Term Secured Overnight Financing Rate
yr–Year
USD–United States Dollar
See accompanying notes.
LVIP Delaware Wealth Builder Fund–11

LVIP Delaware Wealth Builder Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Wealth Builder Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
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LVIP Delaware Wealth Builder Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$748,257	$—	$—	$748,257
Air Freight & Logistics	347,812	—	—	347,812
Banks	2,733,626	—	—	2,733,626
Biotechnology	1,152,390	—	—	1,152,390
Building Products	405,443	—	—	405,443
Capital Markets	2,408,297	—	—	2,408,297
Chemicals	976,164	—	—	976,164
Commercial Services & Supplies	68,403	—	—	68,403
Communications Equipment	1,727,114	—	—	1,727,114
Consumer Finance	834,774	—	—	834,774
Distributors	651,636	—	—	651,636
Diversified Financial Services	1,443,438	—	—	1,443,438
Diversified Telecommunication Services	1,353,482	—	—	1,353,482
Electric Utilities	638,286	—	—	638,286
Electronic Equipment, Instruments & Components	641,833	—	—	641,833
Entertainment	661,968	—	—	661,968
Equity Real Estate Investment Trusts	40,761	—	—	40,761
Food & Staples Retailing	1,244,115	—	—	1,244,115
Food Products	610,584	—	—	610,584
Health Care Equipment & Supplies	1,542,931	—	—	1,542,931
Health Care Providers & Services	2,598,355	—	—	2,598,355
Health Care REITs	272,588	—	—	272,588
Hotel & Resort REITs	277,821	—	—	277,821
Hotels, Restaurants & Leisure	482,184	—	—	482,184
Household Durables	522,888	—	—	522,888
Household Products	197,846	—	—	197,846
Industrial Conglomerates	1,089,360	—	—	1,089,360
Industrial REITs	543,752	—	—	543,752
Insurance	4,155,103	—	—	4,155,103
Interactive Media & Services	417,599	—	—	417,599
IT Services	916,379	—	—	916,379
Machinery	959,272	—	—	959,272
Marine	107,912	—	—	107,912
Media	88,134	—	—	88,134
Multiline Retail	178,132	—	—	178,132
Office REITs	188,609	—	—	188,609
Oil, Gas & Consumable Fuels	3,471,020	—	—	3,471,020
Pharmaceuticals	2,667,199	180,609	—	2,847,808
Professional Services	738,018	—	—	738,018
Residential REITs	1,279,689	—	—	1,279,689
Retail REITs	799,724	—	—	799,724
Semiconductors & Semiconductor Equipment	5,491,137	—	—	5,491,137
Software	3,343,737	—	—	3,343,737
Specialized REITs	1,174,806	—	—	1,174,806
Specialty Retail	3,835,308	—	—	3,835,308
Technology Hardware, Storage & Peripherals	3,693,479	—	—	3,693,479
Textiles, Apparel & Luxury Goods	282,692	—	—	282,692
Tobacco	608,027	—	—	608,027
Developed Markets
Air Freight & Logistics	—	63,396	—	63,396
Beverages	602,646	—	—	602,646
Chemicals	279,613	—	—	279,613
Commercial Services & Supplies	294,782	—	—	294,782
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Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
Developed Markets (continued)
Food & Staples Retailing	$446,983	$—	$—	$446,983
Food Products	548,155	—	—	548,155
Hotels, Restaurants & Leisure	230,145	—	—	230,145
Machinery	454,435	—	—	454,435
Media	137,253	—	—	137,253
Personal Products	507,498	—	—	507,498
Pharmaceuticals	209,108	—	—	209,108
Professional Services	203,477	—	—	203,477
Software	314,813	—	—	314,813
Specialty Retail	110,222	—	—	110,222
Textiles, Apparel & Luxury Goods	531,708	—	—	531,708
Tobacco	450,071	—	—	450,071
Wireless Telecommunication Services	76,739	—	—	76,739
Preferred Stock	217,654	—	—	217,654
Agency Collateralized Mortgage Obligations	—	602,915	—	602,915
Agency Commercial Mortgage-Backed Security	—	32,586	—	32,586
Agency Mortgage-Backed Securities	—	17,952,167	—	17,952,167
Corporate Bonds	—	16,440,775	—	16,440,775
Non-Agency Asset-Backed Securities	—	4,636,899	—	4,636,899
Non-Agency Collateralized Mortgage Obligations	—	230,747	—	230,747
Non-Agency Commercial Mortgage-Backed Securities	—	4,780,017	—	4,780,017
U.S. Treasury Obligations	—	14,313,401	—	14,313,401
Exchange-Traded Funds	2,938,405	—	—	2,938,405
Money Market Fund	95,780	—	—	95,780
Short-Term Investment	—	2,080,000	—	2,080,000
Total Investments	$69,261,571	$61,313,512	$—	$130,575,083
Derivatives:

Assets:
Futures Contracts	$20,828	$—	$—	$20,828
Liabilities:
Futures Contract	$(7,836)	$—	$—	$(7,836)
As a result of utilizing International fair value pricing at March 31, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Wealth Builder Fund–14